RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 29, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

ASET Therapeutics Memorandum of Understanding and License Agreement

Between July and November 25, 2014, we entered into agreements with ASET, a private third party entity affiliated with one of our directors, Dr. David Epstein (see Note 4). On May 21, 2015, Dr. David Epstein resigned from our Board.